Taxation - Schedule of Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax rate domestic	19.00%	19.00%	19.00%
Changes in respect of prior periods	0.40%	8.20%	11.10%
Rate change	0.30%	1.80%	(5.70%)
Expenses not deductible for tax purposes	(0.40%)	(9.40%)	0.00%
Impairment losses not deductible for tax purposes	(15.80%)	0.00%	0.00%
Gains and losses not subject to income tax	0.20%	0.60%	0.00%
Foreign tax on capital gains	(0.40%)	0.00%	0.00%
Movement in deferred tax not recognized	(1.80%)	1.40%	(2.50%)
Tax losses not recognized	0.10%	0.00%	0.50%
Foreign income taxed at different rates	1.10%	21.30%	6.80%
Other	0.00%	0.60%	2.60%
Effective tax rate	2.70%	43.50%	31.80%